Operating segments	12 Months Ended
Jun. 30, 2018
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Operating segments

Note 4. Operating segments

Identification of reportable operating segments

The consolidated entity’s operating segment is based on the internal reports that are reviewed and used by the Board of Directors (being the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.

The consolidated entity operates in the pharmaceutical research and development business. There are no operating segments for which discrete financial information exists.

The information reported to the CODM, on at least a quarterly basis, is the consolidated results as shown in the statement of profit or loss and other comprehensive income and statement of financial position.

Major customers

During the current and prior financial year there were no major customers.